Leasing Arrangements - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 05, 2015
Operating Leased Assets [Line Items]
Number of years remaining on current lease agreements high end of range	36 years
Accumulated deferred taxes arising from leveraged leases	$ 0.9	$ 1.0
Rent expense under operating leases	2.7	2.6	2.5
Subsequent Event | Tower Monetization Transaction
Operating Leased Assets [Line Items]
Number of towers subject to failed sale-leaseback				11,300
Cash proceeds from failed sale-leaseback				5.0
Minimum years of sublease capacity on towers				10 years
Minimum future lease payment				$ 2.8